united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 7/31/22

Item 1. Reports to Stockholders.

Arrow DWA Tactical: Balanced Fund

Arrow DWA Tactical: Macro Fund

Arrow Managed Futures Strategy Fund

Annual Report

July 31, 2022

1-877-277-6933

Distributed by Archer Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

We are pleased to provide the annual report for the Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund, and Arrow Managed Futures Strategy Fund (each “a Fund” and collectively the “Funds”) for the one-year period ended July 31, 2022. During the past year, we have continued our ongoing client education efforts regarding the potential benefits of combining tactical asset allocation with alternative assets. All of our Funds continue to support this philosophy.

Arrow DWA Tactical: Balanced Fund allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by institutions and endowments. The Fund stays responsive to market conditions through a relative strength based allocation process across a diverse array of market segments primarily through a combination of exchange traded products (“ETP”) and individual equities based on the DWA Balanced investment model. The Fund also provides exposure to managed futures using derivatives, such as swap agreements, which adds an additional expense that reduces overall performance. The Fund may also use futures or other derivatives to gain exposure to other markets such as commodities and currencies. This is done when trading efficiency and cost benefit to the Fund have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. The Fund’s net assets were more than $43 million at the end of July 2022. Since the Fund’s inception in August 2006 through the end of July 2022, the Fund’s annualized performance was 4.71% (Class A, without load), while the S&P 500 Index returned 9.83%, the Morningstar Global Flexible Allocation Equal Weight Index returned 3.54% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 3.49% over the same time period. The Fund (Class A, without load) was down -5.76% for the one-year period through July 2022, lagging the S&P 500’s -4.64% return and the outperforming the Morningstar Global Flexible Equal Weight benchmark’s performance of a -9.24% loss. Over the same one-year period, bonds were down -9.12%, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The DWA Balanced Fund performed well during the period with strong contributions to performance from alternative rotation strategies. The Fixed Income Rotation Model, while down -7.06%, for the period still outperformed the overall bond market, which saw the Bloomberg US Aggregate Index down -9.12%.

Arrow DWA Tactical: Macro Fund stays responsive to market conditions through a relative strength based allocation process across a concentrated portfolio consisting primarily of exchange traded products based on the DWA Global Macro investment model. The Fund may also use futures or other derivatives to gain exposure to other markets such as commodities and currencies. This is done when trading efficiency and cost benefit to the Fund have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. The Arrow DWA Tactical Macro Fund’s net assets were at approximately $81 million at the end of July 2022. Since its inception in May 2008 through July 2022, the Fund’s Class A shares (without load) had an annualized return of 4.42% versus the broad domestic stock market’s return of 10.15% as measured by the S&P 500 Index and the PCM Global Macro Index’s return of 3.78%. The Bloomberg Barclays U.S. Aggregate Bond Index returned 3.13% over the same time period. Keep in mind that the performance since inception can be deceiving, considering the Fund was launched around the market peak shortly before the global financial crisis of 2008-09. It is important to remember that a portion of the performance occurred prior to a portion of the Fund’s current global macro approach went into effect on August 3, 2009. Choppy markets and frequent changes in market leadership tend to hinder relative strength based strategies, particularly those with concentrated holdings exposure. Despite the timing of the Fund’s launch, returns since inception are positive and the strategy has had many periods where it has shined versus its peers. The Fund (Class A, without load) was 10.87% for the one-year period, markedly outperforming the S&P 500’s loss of -4.64% and the PCM Global Macro’s -3.47% return. When compared to the bond market, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index’s one-year return of -9.12%. The Fund’s one-year return outperformed the domestic equity markets primarily due to the strong performances from commodity and other Alternative Rotation positions held during the year. The Fund also held a much lower exposure to the Technology sector than the S&P 500.

Arrow Managed Futures Strategy Fund follows a strategy that seeks to provide exposure to a wide range of global futures markets. In October 2015, the Fund began tracking the DUNN Capital World Monetary & Agricultural (“WMA”) Program, a systematic quantitative managed futures program overseen by DUNN Capital Management, LLC (“DUNN”). With more than 40 years of experience, DUNN has received several awards and has been recognized as an industry leader. The DUNN WMA Program provides access to more than 50 global markets through the use of more than 100 proprietary trading models. The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. In order to provide mutual fund access to the DUNN WMA Program, the Fund must use derivatives, such as swap agreements, which adds an additional expense that reduces overall performance. The market value of the swap makes up 100% of the notional value of the Fund. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $132 million at the end of July 2022. Since its inception at the end of April 2010 through the end of July 2022, the Fund (Class A, without load) has an annualized return of 1.78%, while the broad market S&P 500 Index has returned an annualized 12.94% and the Credit Suisse Managed Futures Liquid Index returned an annualized 2.88%. The Fund (Class A, without load) was up 32.63% in the one-year period ended July 31, 2022, while the S&P 500 Index, Bloomberg Barclays U.S. Aggregate Bond Index and Credit Suisse Managed Futures Liquid Index returned -4.64%, -9.12% and 13.47%, respectively, over the same time period. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the Credit Suisse Managed Futures Liquid Index. During the last 12 months, the Fund strongly outperformed this benchmark as well as the S&P 500.

For more information, please visit our website at www.arrowfunds.com. We are grateful for your investment and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

September 2022

AD-09222022

Arrow DWA Tactical: Balanced Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2022

The Fund’s performance figures* for the periods ended July 31, 2022, as compared to its benchmark:

					Annualized
		Annualized	Annualized	Annualized	Since Inception -
	One Year	Three Year	Five Year	Ten Year	July 31, 2022
Arrow DWA Tactical: Balanced Fund - Class A **	-5.76%	6.20%	5.08%	4.94%	4.71%
Arrow DWA Tactical: Balanced Fund - Class A with load **	-11.19%	4.12%	3.86%	4.32%	4.33%
Arrow DWA Tactical: Balanced Fund - Class C **	-6.46%	5.43%	4.32%	4.16%	3.93%
Arrow DWA Tactical: Balanced Fund - Institutional Class Shares ***	-5.49%	6.50%	5.36%	5.21%	4.92%
Morningstar Global Flexible Allocation EW Index	-9.24%	3.07%	3.22%	4.00%	3.54%** / 3.59%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.13% for Class A shares, 2.88% for Class C shares and 1.88% for the Institutional Class shares per the December 1, 2021 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.

Arrow DWA Tactical: Balanced Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Arrow DWA Tactical: Balanced Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
July 31, 2022

The Fund’s holdings by asset class as of July 31, 2022 are as follows:

Asset Class *	% of Net Assets
Exchange-Traded Funds
Fixed Income	26.2%
Equity	22.2%
Commodity	11.9%
Mixed Allocation	2.5%
Exchange-Traded Note	4.4%
Common Stocks
Consumer Staples	4.9%
Energy	3.9%
Real Estate	3.9%
Financials	2.9%
Health Care	2.9%
Materials	2.0%
Industrials	1.9%
Consumer Discretionary	1.9%
Technology	1.0%
Money Market Fund	5.4%
Put Options Purchased	0.4%
Other Assets in Excess of Liabilities	1.7%
100.0%

*	Does not include derivative investments other than put options purchased.

Please refer to the Consolidated Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Macro Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2022

The Fund’s performance figures* for the periods ended July 31, 2022, as compared to its benchmark:

					Annualized
		Annualized	Annualized	Annualized	Since Inception -
	One Year	Three Year	Five Year	Ten Year	July 31, 2022
Arrow DWA Tactical: Macro Fund - Class A **	10.87%	10.56%	7.43%	7.69%	4.42%
Arrow DWA Tactical: Macro Fund - Class A with load **	4.46%	8.38%	6.17%	7.05%	3.99%
Arrow DWA Tactical: Macro Fund - Class C **	10.00%	9.69%	6.60%	6.86%	3.63%
Arrow DWA Tactical: Macro Fund - Institutional Class Shares ***	11.20%	10.82%	7.69%	7.95%	7.70%
PCM Global Macro Index	-3.47%	1.51%	0.86%	0.63%	3.78%** / 0.19%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.02% for Class A shares, 2.77% for Class C shares and 1.77% for the Institutional Class shares per the December 1, 2021 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The objective of the PCM Global Macro Index is total return through broad asset classes including global equities, fixed income, major currencies, precious metals, and commodity ETFs. By using inverse ETFs, PCM’s Risk Management Overlay may allow the capture of positive returns in periods of falling markets. The index may hold long and inverse (short) positions simultaneously. This creates a multi -directional strategy, making it possible to have gains when markets decline. This index may rotate on a monthly basis. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Arrow DWA Tactical: Macro Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

July 31, 2022

The Fund’s holdings by asset class as of July 31, 2022 are as follows:

Asset Class *	% of Net Assets
Exchange-Traded Funds
Equity	51.8%
Commodity	12.4%
Money Market Fund	26.7%
Put Options Purchased	0.3%
Other Assets in Excess of Liabilities	8.8%
100.0%

*	Does not include derivative investments other than put options purchased.

Please refer to the Consolidated Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2022

The Fund’s performance figures* for the periods ended July 31, 2022, as compared to its benchmark:

					Annualized
		Annualized	Annualized Five	Annualized	Since Inception - July 31,
	One Year	Three Year	Year	Ten Year	2022
Arrow Managed Futures Strategy Fund - Class A **	32.63%	7.76%	8.75%	3.30%	1.78%
Arrow Managed Futures Strategy Fund - Class A with load **	24.93%	5.65%	7.47%	2.69%	1.29%
Arrow Managed Futures Strategy Fund - Class C **	31.78%	6.99%	7.77%	2.57%	1.05%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	32.97%	8.04%	9.00%	3.58%	3.04%
Credit Suisse Managed Futures Liquid Index	13.47%	6.56%	3.59%	3.87%	2.88%** / 3.33%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.81% for Class A shares, 2.56% for Class C shares and 1.56% for the Institutional Class shares per the December 1, 2021 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Credit Suisse Managed Futures Strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Credit Suisse Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Continued)
July 31, 2022

The Fund’s holdings by asset class as of July 31, 2022 are as follows:

Asset Class *	% of Net Assets
Exchange-Traded Fund
Mixed Allocation	31.8%
Money Market Fund	71.4%
Liabilities in Excess of Other Assets	(3.2)%
100.0%

*	Does not include derivative investments.

Please refer to the Consolidated Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 25.3%
	BEVERAGES - 1.0%
7,048	Molson Coors Beverage Company, Class B	$421,118

	CHEMICALS - 1.0%
1,145	CF Industries Holdings, Inc.	109,336
1,826	Corteva, Inc.	105,086
944	FMC Corporation	104,878
2,048	Mosaic Company (The)	107,848
		427,148

	ENGINEERING & CONSTRUCTION - 0.9%
2,864	Quanta Services, Inc.	397,323

	HEALTH CARE FACILITIES & SERVICES - 2.9%
691	AmerisourceBergen Corporation	100,838
167	Elevance Health, Inc.	79,676
1,767	Cardinal Health, Inc.	105,242
948	Centene Corporation(a)	88,136
318	Cigna Corporation	87,564
885	CVS Health Corporation	84,677
998	DaVita, Inc.(a)	83,992
1,261	Henry Schein, Inc.(a)	99,405
172	Humana, Inc.	82,904
336	Laboratory Corp of America Holdings	88,096
306	McKesson Corporation	104,523
271	Molina Healthcare, Inc.(a)	88,812
597	Quest Diagnostics, Inc.	81,532
156	UnitedHealth Group, Inc.	84,605
		1,260,002

	HEALTH CARE REIT - 0.9%
5,045	Healthpeak Properties, Inc.	139,393
2,544	Ventas, Inc.	136,816
1,613	Welltower, Inc.	139,266
		415,475
	INDUSTRIAL REIT - 1.0%
3,331	Duke Realty Corporation	208,388

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 25.3% (Continued)
	INDUSTRIAL REIT - 1.0% (Continued)
1,571	Prologis, Inc.	$208,252
		416,640
	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,780	Fastenal Company	142,781
455	United Rentals, Inc.(a)	146,815
285	WW Grainger, Inc.	154,905
		444,501
	INSURANCE - 2.9%
1,171	Aflac, Inc.	67,098
2,747	American International Group, Inc.	142,212
300	Aon plc, CLASS A	87,312
494	Arthur J Gallagher & Company	88,421
787	Assurant, Inc.	138,339
1,293	Brown & Brown, Inc.	84,174
700	Globe Life, Inc.	70,511
2,207	Hartford Financial Services Group, Inc. (The)	142,285
1,375	Lincoln National Corporation	70,593
520	Marsh & McLennan Companies, Inc.	85,259
1,058	MetLife, Inc.	66,919
1,012	Principal Financial Group, Inc.	67,743
707	Prudential Financial, Inc.	70,693
403	Willis Towers Watson plc	83,397
		1,264,956
	OFFICE REIT - 0.0%(b)
139	Orion Office REIT, Inc.	1,521

	OIL & GAS PRODUCERS - 3.9%
1,298	APA Corporation	48,247
922	Chevron Corporation	151,004
492	ConocoPhillips	47,936
1,550	Coterra Energy, Inc.	47,415
766	Devon Energy Corporation	48,143
374	Diamondback Energy, Inc.	47,879
431	EOG Resources, Inc.	47,936

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 25.3% (Continued)
	OIL & GAS PRODUCERS - 3.9% (Continued)
1,481	Exxon Mobil Corporation	$143,553
391	Hess Corporation	43,976
7,689	Kinder Morgan, Inc.	138,325
1,930	Marathon Oil Corporation	47,864
1,548	Marathon Petroleum Corporation	141,890
2,214	Occidental Petroleum Corporation	145,570
2,298	ONEOK, Inc.	137,283
1,576	Phillips 66	140,264
202	Pioneer Natural Resources Company	47,864
1,267	Valero Energy Corporation	140,346
4,106	Williams Companies, Inc. (The)	139,974
		1,705,469
	REAL ESTATE SERVICES - 1.0%
4,912	CBRE Group, Inc., Class A(a)	420,565

	RETAIL - CONSUMER STAPLES - 1.0%
9,038	Kroger Company (The)	419,725

	RETAIL - DISCRETIONARY - 1.3%
562	Advance Auto Parts, Inc.	108,814
47	AutoZone, Inc.(a)	100,457
1,081	CarMax, Inc.(a)	107,603
927	Genuine Parts Company	141,711
147	O’Reilly Automotive, Inc.(a)	103,428
		562,013
	RETAIL REIT - 1.0%
795	Federal Realty Investment Trust	83,960
3,653	Kimco Realty Corporation	80,768
1,132	Realty Income Corporation	83,757
1,231	Regency Centers Corporation	79,313
763	Simon Property Group, Inc.	82,892
		410,690

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 25.3% (Continued)
	STEEL - 1.0%
3,191	Nucor Corporation	$433,338

	TECHNOLOGY HARDWARE - 1.0%
441	Apple, Inc.	71,667
4,925	Hewlett Packard Enterprise Company	70,132
1,985	HP, Inc.	66,279
989	NetApp, Inc.	70,545
820	Seagate Technology Holdings plc	65,584
1,423	Western Digital Corporation(a)	69,869
		414,076

	TOBACCO & CANNABIS - 1.0%
4,823	Altria Group, Inc.	211,537
2,141	Philip Morris International, Inc.	207,998
		419,535

	WHOLESALE - CONSUMER STAPLES - 1.9%
5,215	Archer-Daniels-Midland Company	431,646
4,820	Sysco Corporation	409,218
		840,864

	WHOLESALE - DISCRETIONARY - 0.6%
2,561	LKQ Corporation	140,445
384	Pool Corporation	137,358
		277,803

	TOTAL COMMON STOCKS (Cost $10,557,266)	10,952,762

	EXCHANGE-TRADED FUNDS — 62.8%
	COMMODITY – 11.9%
197,408	Invesco DB Commodity Index Tracking Fund, N(a)	5,154,323

	EQUITY – 22.2%
285,966	Arrow DWA Tactical: International ETF(c) (i)	7,769,695
85,000	Arrow Reverse Cap 500 ETF(c) (i)	1,842,749
		9,612,444

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 62.8% (Continued)
	FIXED INCOME - 26.2%
61,683	iShares 1-3 Year Treasury Bond ETF	$5,122,773
38,400	iShares 20+ Year Treasury Bond ETF	4,509,312
14,902	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,707,918
		11,340,003

	MIXED ALLOCATION - 2.5%
11,126	Arrow Reserve Capital Management ETF(i)	1,104,812

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,976,889)	27,211,582

	EXCHANGE-TRADED NOTE — 4.4%
	EQUITY - 4.4%
87,854	JPMorgan Alerian MLP Index ETN (Cost $1,845,583)	1,877,440

	SHORT-TERM INVESTMENT — 5.4%
	MONEY MARKET FUND – 5.4%
2,344,147	First American Government Obligations Fund Class X, 1.70%(d) (g)(h) (Cost $2,344,147)	2,344,147

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Contracts(e)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
70	S&P500 E-mini Option	GS	09/16/2022	$3,900	$13,650,000	$169,750

	TOTAL PUT OPTIONS PURCHASED (Cost - $399,000)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $399,000)					169,750

	TOTAL INVESTMENTS – 98.3% (Cost $41,122,885)					$42,555,681
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%					751,107
	NET ASSETS - 100.0%					$43,306,788

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

GS	Goldman Sachs

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(e)	Each contract is equivalent to one futures contract.

(g)	All or a portion of this investment is a holding of the ADWAB Fund Limited. See note 2.

(h)	All or a portion of this investment is pledged as collateral for swap agreements.

(i)	Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

FINANCIAL INDEX SWAP
Notional Value at				Variable Rate		Unrealized
July 31, 2022	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$1,829,690	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/26/2024	$(143,592)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of July 31, 2022.

Open Long Future							Unrealized Appreciation/
Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
1		CAC Index	Aug-22	Morgan Stanley	$67,593	0.27%	$1,321
2		Canadian Dollar CME	Sep-22	Morgan Stanley	166,968	0.67%	600
1		CFE Vix	Oct-22	Morgan Stanley	33,350	0.13%	(3,117)
1		CFE Vix	Nov-22	Morgan Stanley	16,495	0.07%	(807)
0	*	CFE Vix	Aug-22	Morgan Stanley	7,549	0.03%	(31)
0	*	Emini S&P	Sep-22	Morgan Stanley	36,344	0.14%	294
2		FTSE Index	Sep-22	Morgan Stanley	210,602	0.84%	4,128
17		Mexican Peso CME	Sep-22	Morgan Stanley	403,684	1.61%	(3,138)
1		Osk Nikkei	Sep-22	Morgan Stanley	152,480	0.61%	2,853
2		SFE SPI 200	Sep-22	Morgan Stanley	207,465	0.83%	8,515
1		Topix Index	Sep-22	Morgan Stanley	93,686	0.37%	28
							$10,646
* Less than 1 contract

Open Short Future							Unrealized Appreciation/
Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted% +	(Depreciation)
(7)		2 Yr T-Note	Sep-22	Morgan Stanley	$(1,468,055)	5.85%	$43
(7)		5 Yr T-Note	Sep-22	Morgan Stanley	(769,959)	3.07%	(7,846)
(6)		Aussie 10Yr Bond	Sep-22	Morgan Stanley	(556,014)	2.22%	(24,873)
(22)		Aussie 3 Yr Bond	Sep-22	Morgan Stanley	(1,693,246)	6.75%	(20,981)
(2)		Australian Dollar CME	Sep-22	Morgan Stanley	(168,231)	0.67%	(3,867)
(11)		British Pound CME	Sep-22	Morgan Stanley	(852,844)	3.40%	1,457
(0	) *	CFE Vix	Sep-22	Morgan Stanley	(10,415)	0.04%	986
(0	) *	DAX Index	Sep-22	Morgan Stanley	(110,971)	0.44%	(3,437)
(0	) *	Emini Nasdaq	Sep-22	Morgan Stanley	(15,207)	0.06%	(997)
(19)		Erx 2 Bund	Sep-22	Morgan Stanley	(2,127,795)	8.48%	(19,691)
(8)		ERX Bobl	Sep-22	Morgan Stanley	(1,099,247)	4.38%	(25,765)
(6)		Eur/Usd CME	Sep-22	Morgan Stanley	(706,279)	2.82%	10,353
(13)		Euribor	Sep-23	Morgan Stanley	(3,165,422)	12.62%	(16,436)
(4)		Euro Bund	Sep-22	Morgan Stanley	(656,336)	2.62%	(24,589)
(1)		Euro Stoxx50	Sep-22	Morgan Stanley	(28,831)	0.11%	(1,071)
(5)		Long Gilts	Sep-22	Morgan Stanley	(780,151)	3.11%	(13,882)
(1)		Hang Seng Index	Aug-22	Morgan Stanley	(90,027)	0.36%	2,778
(8)		Ice 3 Month Sonia Future	Jun-23	Morgan Stanley	(2,239,189)	8.93%	(6,659)
(0	) *	Japan Govt Bond OSE	Sep-22	Morgan Stanley	(99,242)	0.40%	(910)
(10)		Japanese Yen CME	Sep-22	Morgan Stanley	(987,143)	3.94%	(15,112)
(1)		Mini Dow	Sep-22	Morgan Stanley	(163,549)	0.65%	(8,655)
(8)		Sw iss Franc CME	Sep-22	Morgan Stanley	(1,015,837)	4.05%	(21,316)
(7)		Three-Month Sofr	Jun-23	Morgan Stanley	(1,727,701)	6.89%	(6,290)
(6)		US 10 Yr Notes	Sep-22	Morgan Stanley	(702,990)	2.80%	(15,333)
(3)		US TBond	Sep-22	Morgan Stanley	(464,247)	1.85%	(14,111)
							$(236,204)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 7.92%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

COMMODITY INDEX SWAP ++
						Unrealized
Notional Value at				Variable Rate		Appreciation/
July 31, 2022	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$1,915,437	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$17,922
	Net Unrealized Depreciation on Swap Contracts					$(125,670)

++	All of these contracts are holdings of the ADWAB Fund Limited

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of July 31, 2022.

Open Long Future							Unrealized Appreciation/
Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
1		Aluminium LME	Sep-22	Morgan Stanley	$53,759	1.31%	$738
2		Beanmeal	Dec-22	Morgan Stanley	75,895	1.85%	2,788
1		Brent Oil	Oct-22	Morgan Stanley	96,756	2.36%	(499)
0	*	Coffee NY	Sep-22	Morgan Stanley	9,718	0.24%	83
2		Corn	Dec-22	Morgan Stanley	75,451	1.84%	(4,651)
0	*	Cotton	Dec-22	Morgan Stanley	5,771	0.14%	32
1		Crude Oil	Oct-22	Morgan Stanley	73,876	1.80%	1,482
1		Gas Oil LDN	Oct-22	Morgan Stanley	87,134	2.12%	2,824
0	*	Gasoline Blendstock	Oct-22	Morgan Stanley	54,558	1.33%	1,691
0	*	Gold CMX	Dec-22	Morgan Stanley	85,034	2.07%	1,803
0	*	Heating Oil	Oct-22	Morgan Stanley	63,115	1.54%	(314)
1		Lean Hogs	Oct-22	Morgan Stanley	35,263	0.86%	1,418
1		Natural Gas	Oct-22	Morgan Stanley	47,006	1.14%	2,057
0	*	Natural Gas TTF	Oct-22	Morgan Stanley	66,451	1.62%	6,051
1		Soybeans	Nov-22	Morgan Stanley	75,338	1.83%	1,914
1		Soybean Oil	Dec-22	Morgan Stanley	44,183	1.08%	(1,033)
							$16,384

Open Short Future
Contracts
(1)		Aluminium LME	Sep-22	Morgan Stanley	(88,104)	2.14%	(3,269)
(3)		Cocoa NY	Dec-22	Morgan Stanley	(75,310)	1.83%	(48)
(6)		Cocoa NY	Sep-22	Morgan Stanley	(141,349)	3.44%	(396)
(1)		Hi Gr. Copper	Sep-22	Morgan Stanley	(119,378)	2.91%	(2,650)
(1)		KCBT Red Wheat	Dec-22	Morgan Stanley	(22,086)	0.54%	(466)
(8)		Live Cattle	Oct-22	Morgan Stanley	(458,834)	11.17%	(4,400)
(0	) *	Silver CMX	Sep-22	Morgan Stanley	(48,194)	1.17%	(3,914)
(11)		Sugar NY	Oct-22	Morgan Stanley	(223,130)	5.43%	6,325
(1)		Wheat	Dec-22	Morgan Stanley	(49,260)	1.20%	(573)
							$(9,391)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 47.04%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.2%
	COMMODITY – 12.4%
385,145	Invesco DB Commodity Index Tracking Fund, N(a)	$10,056,136

	EQUITY – 51.8%
90,877	Consumer Staples Select Sector SPDR Fund	6,769,428
108,503	Energy Select Sector SPDR Fund	8,508,806
307,514	Invesco High Yield Equity Dividend Achievers ETF	6,510,071
51,754	iShares Select Dividend ETF	6,327,444
96,737	Utilities Select Sector SPDR Fund	7,153,701
114,376	WisdomTree US Total Dividend Fund	6,999,811
		42,269,261

	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,559,209)	52,325,397

	SHORT-TERM INVESTMENT — 26.7%
	MONEY MARKET FUND - 26.7%
21,802,453	First American Government Obligations Fund Class X, 1.70%(b)(e) (Cost $21,802,453)	21,802,453

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
100	S&P500 E-mini Option	GS	09/16/2022	$3,900	$19,500,000	$242,500

	TOTAL PUT OPTIONS PURCHASED (Cost - $570,000)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $570,000)					242,500

	TOTAL INVESTMENTS - 91.2% (Cost $71,931,662)					$74,370,350
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8%					7,196,238
	NET ASSETS - 100.0%					$81,566,588

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

OPEN FUTURES CONTRACTS
				Value and Unrealized
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Appreciation (Depreciation)
22	ICE Brent Crude Oil Future(e)	09/30/2022	$2,231,680	$(15,790)
64	NYBOT FINEX United States Dollar Index Future	09/19/2022	6,769,856	76,281
27	NYMEX Henry Hub Natural Gas Futures(e)	04/26/2023	1,290,600	95,590
22	NYMEX Light Sweet Crude Oil Future(e)	11/21/2022	2,065,140	196,310
118	NYMEX Light Sweet Crude Oil Future(e)	12/20/2022	10,917,360	1,988,100
22	NYMEX NY Harbor ULSD Futures(e)	03/31/2023	2,928,618	6,111
19	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	11/30/2022	2,136,406	229,559
	TOTAL FUTURES CONTRACTS			$2,576,161

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	- Non-income producing security.

(b)	- Rate disclosed is the seven day effective yield as of July 31, 2022.

(c)	- Each contract is equivalent to one futures contract.

(d)	- The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	- All or a portion of this investment is a holding of the ADWAT Fund Limited. See Note 2.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2022

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 31.8%
	MIXED ALLOCATION – 31.8%
424,277	Arrow Reserve Capital Management ETF(a)(e) (Cost $42,462,482)	$42,130,706

	SHORT-TERM INVESTMENT — 71.4%
	MONEY MARKET FUND – 71.4%
94,510,533	First American Government Obligations Fund Class X, 1.70%(b)(c)(d) (Cost $94,510,533)	94,510,533

	TOTAL INVESTMENTS – 103.2% (Cost $136,973,015)	$136,641,239
	LIABILITIES IN EXCESS OF OTHER ASSETS – (3.2)%	(4,205,645)
	NET ASSETS - 100.0%	$132,435,594

ETF	- Exchange-Traded Fund

(a)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

(c)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”). See Note 2.

(d)	All or a portion of this investment is pledged as collateral for swap agreements.

(e)	Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

FINANCIAL INDEX SWAP
Notional Value at				Variable Rate		Unrealized
July 31, 2022	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$60,598,928	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/26/2024	$(4,755,755)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of July 31, 2022.

Open Long Future						Unrealized Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted% +	(Depreciation)
34	CAC Index	Aug-22	Morgan Stanley	$2,238,677	0.27%	$43,754
71	Canadian Dollar CME	Sep-22	Morgan Stanley	5,529,952	0.67%	19,880
42	CFE Vix	Oct-22	Morgan Stanley	1,104,554	0.13%	(103,223)
20	CFE Vix	Nov-22	Morgan Stanley	546,313	0.07%	(26,723)
11	CFE Vix	Aug-22	Morgan Stanley	250,025	0.03%	(1,045)
6	Emini S&P	Sep-22	Morgan Stanley	1,203,706	0.14%	9,719
78	FTSE Index	Sep-22	Morgan Stanley	6,975,083	0.84%	136,724
549	Mexican Peso CME	Sep-22	Morgan Stanley	13,369,926	1.61%	(103,917)
24	Osk Nikkei	Sep-22	Morgan Stanley	5,050,093	0.61%	94,488
57	SFE SPI 200	Sep-22	Morgan Stanley	6,871,185	0.83%	282,018
21	Topix Index	Sep-22	Morgan Stanley	3,102,850	0.37%	910
						$352,585

Open Short Future						Unrealized Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted% +	(Depreciation)
(231)	2 Yr T-Note	Sep-22	Morgan Stanley	$(48,621,648)	5.85%	$1,410
(224)	5 Yr T-Note	Sep-22	Morgan Stanley	(25,500,877)	3.07%	(259,856)
(211)	Aussie 10Yr Bond	Sep-22	Morgan Stanley	(18,415,048)	2.22%	(823,780)
(734)	Aussie 3 Yr Bond	Sep-22	Morgan Stanley	(56,079,930)	6.75%	(694,901)
(80)	Australian Dollar CME	Sep-22	Morgan Stanley	(5,571,769)	0.67%	(128,063)
(371)	British Pound CME	Sep-22	Morgan Stanley	(28,246,006)	3.40%	48,240
(14)	CFE Vix	Sep-22	Morgan Stanley	(344,929)	0.04%	32,660
(11)	DAX Index	Sep-22	Morgan Stanley	(3,675,335)	0.44%	(113,837)
(2)	Emini Nasdaq	Sep-22	Morgan Stanley	(503,653)	0.06%	(33,018)
(626)	Erx 2 Bund	Sep-22	Morgan Stanley	(70,472,095)	8.48%	(652,151)
(279)	ERX Bobl	Sep-22	Morgan Stanley	(36,406,814)	4.38%	(853,319)
(182)	Eur/Usd CME	Sep-22	Morgan Stanley	(23,391,796)	2.82%	342,891
(415)	Euribor	Sep-23	Morgan Stanley	(104,838,056)	12.62%	(544,373)
(135)	Euro Bund	Sep-22	Morgan Stanley	(21,737,687)	2.62%	(814,391)
(25)	Euro Stoxx50	Sep-22	Morgan Stanley	(954,865)	0.11%	(35,466)
(180)	Long Gilts	Sep-22	Morgan Stanley	(25,838,417)	3.11%	(459,774)
(23)	Hang Seng Index	Aug-22	Morgan Stanley	(2,981,686)	0.36%	92,012
(250)	Ice 3 Month Sonia Future	Jun-23	Morgan Stanley	(74,161,432)	8.93%	(220,542)
(3)	Japan Govt Bond OSE	Sep-22	Morgan Stanley	(3,286,873)	0.40%	(30,137)
(348)	Japanese Yen CME	Sep-22	Morgan Stanley	(32,693,945)	3.94%	(500,501)
(33)	Mini Dow	Sep-22	Morgan Stanley	(5,416,701)	0.65%	(286,665)
(255)	Sw iss Franc CME	Sep-22	Morgan Stanley	(33,644,276)	4.05%	(705,972)
(236)	Three-Month Sofr	Jun-23	Morgan Stanley	(57,221,061)	6.89%	(208,310)
(192)	US 10 Yr Notes	Sep-22	Morgan Stanley	(23,282,854)	2.80%	(507,824)
(107)	US TBond	Sep-22	Morgan Stanley	(15,375,753)	1.85%	(467,358)
						$(7,823,025)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 7.92%.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

COMMODITY INDEX SWAP ++
						Unrealized
Notional Value at				Variable Rate		Appreciation/
July 31, 2022	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$78,356,734	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$733,136
	Net Unrealized Depreciation on Swap Contracts					$(4,022,619)

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of July 31, 2022.

Open Long Future						Unrealized Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted% +	(Depreciation)
35	Aluminium LME	Sep-22	Morgan Stanley	$2,199,157	1.31%	$30,188
74	Beanmeal	Dec-22	Morgan Stanley	3,104,705	1.85%	114,071
38	Brent Oil	Oct-22	Morgan Stanley	3,958,074	2.36%	(20,401)
5	Coffee NY	Sep-22	Morgan Stanley	397,532	0.24%	3,386
100	Corn	Dec-22	Morgan Stanley	3,086,549	1.84%	(190,249)
5	Cotton	Dec-22	Morgan Stanley	236,079	0.14%	1,303
31	Crude Oil	Oct-22	Morgan Stanley	3,022,124	1.80%	60,618
33	Gas Oil LDN	Oct-22	Morgan Stanley	3,564,466	2.12%	115,526
19	Gasoline Blendstock	Oct-22	Morgan Stanley	2,231,871	1.33%	69,167
20	Gold CMX	Dec-22	Morgan Stanley	3,478,566	2.07%	73,737
18	Heating Oil	Oct-22	Morgan Stanley	2,581,902	1.54%	(12,844)
37	Lean Hogs	Oct-22	Morgan Stanley	1,442,557	0.86%	58,012
23	Natural Gas	Oct-22	Morgan Stanley	1,922,914	1.14%	84,163
19	Natural Gas TTF	Oct-22	Morgan Stanley	2,718,376	1.62%	247,528
42	Soybeans	Nov-22	Morgan Stanley	3,081,937	1.83%	78,286
46	Soybean Oil	Dec-22	Morgan Stanley	1,807,429	1.08%	(42,263)
						$670,228

Open Short Future
Contracts
(58)	Aluminium LME	Sep-22	Morgan Stanley	(3,604,175)	2.14%	(133,729)
(130)	Cocoa NY	Dec-22	Morgan Stanley	(3,080,780)	1.83%	(1,972)
(249)	Cocoa NY	Sep-22	Morgan Stanley	(5,782,301)	3.44%	(16,194)
(55)	Hi Gr. Copper	Sep-22	Morgan Stanley	(4,883,522)	2.91%	(108,412)
(20)	KCBT Red Wheat	Dec-22	Morgan Stanley	(903,489)	0.54%	(19,059)
(330)	Live Cattle	Oct-22	Morgan Stanley	(18,769,986)	11.17%	(180,000)
(20)	Silver CMX	Sep-22	Morgan Stanley	(1,971,506)	1.17%	(160,111)
(465)	Sugar NY	Oct-22	Morgan Stanley	(9,127,795)	5.43%	258,723
(49)	Wheat	Dec-22	Morgan Stanley	(2,015,115)	1.20%	(23,427)
						$(384,181)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 47.04%.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2022

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$30,282,820	$71,931,662	$94,510,533
Affiliated companies, At cost	10,840,065	—	42,462,482
Investments, At cost	$41,122,885	$71,931,662	$136,973,015
Unaffiliated companies, At value	$31,838,424	$74,370,350	$94,510,533
Affiliated companies, At value	10,717,257	—	42,130,706
Investments, At value	$42,555,681	$74,370,350	$136,641,239
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	—	4,295,027	—
Options - Goldman Sachs & Co. LLC	1,097,904	1,514,845	—
Variation margin - due from broker	—	2,576,161	—
Receivable for Fund shares sold	20	86,156	18,194
Receivable for securities sold	1,741,271	—	—
Dividends and interest receivable	13,960	21,563	117,652
Prepaid expenses and other assets	38,110	41,450	74,476
TOTAL ASSETS	45,446,946	82,905,552	136,851,561

LIABILITIES
Payable for investments purchased	1,887,719	1,211,017	—
Unrealized depreciation on swap contracts	125,670	—	4,022,619
Investment advisory fees payable	31,373	56,142	102,389
Payable for Fund shares repurchased	27,466	2,803	192,936
Payable to related parties	24,103	25,322	51,979
Payable for third party administrative servicing fees	7,938	6,443	4,795
Distribution (12b-1) fees payable	4,426	8,415	8,109
Accrued expenses and other liabilities	31,463	28,822	33,140
TOTAL LIABILITIES	2,140,158	1,338,964	4,415,967
NET ASSETS	$43,306,788	$81,566,588	$132,435,594

Net Assets Consist Of:

Paid in capital	$39,945,080	$74,554,513	$105,632,523
Accumulated Earnings	3,361,708	7,012,075	26,803,071
NET ASSETS	$43,306,788	$81,566,588	$132,435,594

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2022

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$28,724,721	$31,558,405	$20,271,318
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,414,114	3,304,827	2,480,923
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$11.90	$9.55	$8.17
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$12.63	$10.13	$8.67

Class C Shares:
Net Assets	$5,649,832	$6,675,595	$3,231,138
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	530,799	786,121	422,044
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$10.64	$8.49	$7.66

Institutional Class Shares:
Net Assets	$8,932,235	$43,332,588	$108,933,138
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	733,253	4,486,860	13,142,542
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$12.18	$9.66	$8.29

(a)	For each of the Funds redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2022

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$537,037	$741,950	$—
Dividends from affiliated companies	306,578	53,238	54,774
Interest	10,714	34,673	258,597
TOTAL INVESTMENT INCOME	854,329	829,861	313,371

EXPENSES
Investment advisory fees	427,157	499,369	978,389
Distribution (12b-1) fees, Class A	78,854	71,356	24,735
Distribution (12b-1) fees, Class C	68,660	73,606	23,252
Administrative services fees	76,114	77,475	155,622
Registration fees	59,406	53,008	61,366
Third Party Administrative Servicing Fees	42,130	39,436	28,789
Transfer agent fees	46,500	47,704	90,511
Professional fees	36,287	35,604	45,108
Accounting services fees	28,785	31,048	67,121
Printing and postage expenses	13,195	10,071	14,618
Custodian fees	13,167	7,304	13,625
Trustees’ fees and expenses	5,359	5,565	7,502
Compliance officer fees	4,440	4,620	10,084
Insurance expense	4,274	4,411	8,639
Other expenses	2,525	2,424	2,472
TOTAL EXPENSES	906,853	963,001	1,531,833
Less: Fees waived	(4,969)	(1,346)	(19,634)
NET EXPENSES	901,884	961,655	1,512,199

NET INVESTMENT LOSS	(47,555)	(131,794)	(1,198,828)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	683,662	1,752,938	—
Security transactions, affiliated companies	151,666	61,379	(586)
Futures contracts	(3,972)	2,746,485	—
Swap contracts	1,443,034	—	35,824,792
Written options	104,808	95,830	—
	2,379,198	4,656,632	35,824,206
Net change in unrealized appreciation/
(depreciation) of:
Securities, unaffiliated companies	(2,133,132)	(855,227)	—
Securities, affiliated companies	(2,923,210)	(68,618)	(309,497)
Futures contracts	—	1,504,611	—
Swap contracts	(104,448)	—	(3,658,399)
Written Options	75,150	106,463	—
	(5,085,640)	687,229	(3,967,896)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,706,442)	5,343,861	31,856,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,753,997)	$5,212,067	$30,657,482

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2022	July 31, 2021
FROM OPERATIONS
Net investment loss	$(47,555)	$(467,638)
Net realized gain from securities, futures contracts, written options and swap contracts	2,379,198	5,920,263
Net change in unrealized appreciation/(depreciation) of securities, futures contracts, written options and swap contracts	(5,085,640)	1,757,863
Net increase (decrease) in net assets resulting from operations	(2,753,997)	7,210,488

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(1,502,443)	(2,883,721)
Class C	(375,054)	(2,032,297)
Institutional Class	(417,991)	(820,248)
Net decrease in net assets from distributions to shareholders	(2,295,488)	(5,736,266)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,197,243	11,063,789
Class C	229,880	823,744
Institutional Class	3,428,248	8,877,445
Net asset value of shares issued in reinvestment of distributions:
Class A	1,385,688	2,600,094
Class C	370,689	1,990,967
Institutional Class	399,361	763,539
Redemption fee proceeds:
Class A	97	2
Class C	1	23
Institutional Class	—	1
Payments for shares redeemed:
Class A	(3,955,108)	(6,742,379)
Class C	(2,291,422)	(13,158,738)
Institutional Class	(7,951,625)	(2,785,469)
Net increase (decrease) in net assets from shares of beneficial interest	(7,186,948)	3,433,018

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,236,433)	4,907,240

NET ASSETS
Beginning of Year	55,543,221	50,635,981
End of Year	$43,306,788	$55,543,221

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2022	July 31, 2021

SHARE ACTIVITY - Class A
Shares Sold	93,601	871,406
Shares Reinvested	110,869	209,011
Shares Redeemed	(312,216)	(516,021)
Net increase (decrease) in shares of beneficial interest outstanding	(107,746)	564,396

SHARE ACTIVITY - Class C
Shares Sold	19,781	67,964
Shares Reinvested	33,022	175,880
Shares Redeemed	(200,686)	(1,130,186)
Net decrease in shares of beneficial interest outstanding	(147,883)	(886,342)

SHARE ACTIVITY - Institutional Class
Shares Sold	271,103	671,532
Shares Reinvested	31,249	60,263
Shares Redeemed	(602,651)	(210,371)
Net increase (decrease) in shares of beneficial interest outstanding	(300,299)	521,424

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2022	July 31, 2021
FROM OPERATIONS
Net investment loss	$(131,794)	$(629,003)
Net realized gain from securities, futures contracts and written options	4,656,632	17,979,138
Net change in unrealized appreciation/(depreciation) of securities, futures contracts and written options	687,229	(6,033,801)
Net increase in net assets resulting from operations	5,212,067	11,316,334

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(5,268,646)	(1,261,103)
Class C	(1,517,162)	(1,342,714)
Institutional Class	(3,175,301)	(1,256,127)
Net decrease in net assets from distributions to shareholders	(9,961,109)	(3,859,944)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,863,912	11,538,503
Class C	754,536	200,836
Institutional Class	32,133,568	4,054,869
Net asset value of shares issued in reinvestment of distributions:
Class A	4,770,641	1,053,786
Class C	1,462,708	1,297,839
Institutional Class	2,903,798	1,126,772
Redemption fee proceeds:
Class A	746	1
Class C	188	24
Institutional Class	1,428	4
Payments for shares redeemed:
Class A	(3,996,246)	(5,840,357)
Class C	(3,751,848)	(15,533,761)
Institutional Class	(8,081,032)	(36,349,973)
Net increase (decrease) in net assets from shares of beneficial interest	32,062,399	(38,451,457)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,313,357	(30,995,067)

NET ASSETS
Beginning of Year	54,253,231	85,248,298
End of Year	$81,566,588	$54,253,231

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2022	July 31, 2021
SHARE ACTIVITY - Class A
Shares Sold	599,236	1,161,446
Shares Reinvested	530,071	107,749
Shares Redeemed	(402,325)	(572,884)
Net increase in shares of beneficial interest outstanding	726,982	696,311

SHARE ACTIVITY - Class C
Shares Sold	83,701	21,493
Shares Reinvested	181,929	144,044
Shares Redeemed	(412,619)	(1,694,492)
Net decrease in shares of beneficial interest outstanding	(146,989)	(1,528,955)

SHARE ACTIVITY - Institutional Class
Shares Sold	3,315,635	397,552
Shares Reinvested	319,450	114,509
Shares Redeemed	(829,439)	(3,624,284)
Net increase (decrease) in shares of beneficial interest outstanding	2,805,646	(3,112,223)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2022	July 31, 2021
FROM OPERATIONS
Net investment loss	$(1,198,828)	$(1,129,234)
Net realized gain from securities and swap contracts	35,824,206	6,979,745
Net change in unrealized depreciation of securities and swap contracts	(3,967,896)	(628,194)
Net increase in net assets resulting from operations	30,657,482	5,222,317

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(149,420)	—
Class C	(25,640)	—
Institutional Class	(2,061,747)	—
Net decrease in net assets from distributions to shareholders	(2,236,807)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	17,626,270	1,707,814
Class C	1,964,128	150,155
Institutional Class	42,092,255	21,442,534
Net asset value of shares issued in reinvestment of distributions:
Class A	138,170	—
Class C	23,886	—
Institutional Class	1,677,257	—
Redemption fee proceeds:
Class A	7,774	114
Class C	810	19
Institutional Class	13,837	1,306
Payments for shares redeemed:
Class A	(5,266,111)	(3,030,184)
Class C	(1,016,233)	(835,299)
Institutional Class	(45,750,887)	(15,953,376)
Net increase in net assets from shares of beneficial interest	11,511,156	3,483,083

TOTAL INCREASE IN NET ASSETS	39,931,831	8,705,400

NET ASSETS
Beginning of Year	92,503,763	83,798,363
End of Year	$132,435,594	$92,503,763

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2022	July 31, 2021
SHARE ACTIVITY - Class A
Shares Sold	2,110,352	280,210
Shares Reinvested	22,467	—
Shares Redeemed	(678,826)	(501,298)
Net increase (decrease) in shares of beneficial interest outstanding	1,453,993	(221,088)

SHARE ACTIVITY - Class C
Shares Sold	248,630	26,948
Shares Reinvested	4,125	—
Shares Redeemed	(134,000)	(147,801)
Net increase (decrease) in shares of beneficial interest outstanding	118,755	(120,853)

SHARE ACTIVITY - Institutional Class
Shares Sold	5,745,623	3,407,798
Shares Reinvested	269,223	—
Shares Redeemed	(5,985,128)	(2,608,467)
Net increase in shares of beneficial interest outstanding	29,718	799,331

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year		Year	Year
	Ended		Ended	Ended		Ended	Ended
	July 31,		July 31,	July 31,		July 31,	July 31,
Class A Shares	2022		2021	2020		2019	2018
Net asset value, beginning of year	$13.25		$12.92	$11.91		$12.84	$13.03
Activity from investment operations:
Net investment income (loss) (1)	(0.00	)(3)	(0.10)	(0.00	) (3)	0.04	0.03
Net realized and unrealized gain (loss) on investments	(0.73)		1.92	1.25		0.00 (3)	0.71
Total from investment operations	(0.73)		1.82	1.25		0.04	0.74
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00		0.00	0.00
Less distributions from:
Net investment income	—		(0.03)	(0.15)		—	—
Net realized gains	(0.62)		(1.46)	(0.09)		(0.97)	(0.93)
Total distributions	(0.62)		(1.49)	(0.24)		(0.97)	(0.93)
Net asset value, end of year	$11.90		$13.25	$12.92		$11.91	$12.84
Total return (2)	(5.76)%		14.81%	10.72%		1.22%	5.69%
Net assets, end of year (000s)	$28,725		$33,420	$25,289		$29,818	$38,242
Ratio of gross expenses to average net assets (4)(6)	1.85%		1.86%	1.83%		1.73%	1.60%
Ratio of net expenses to average net assets (4)	1.84%		1.85%	1.82%		1.72%	1.57%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.03)%		(0.76)%	(0.04)%		0.34%	0.19%
Portfolio Turnover Rate	122%		112%	124%		121%	115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	July 31,		July 31,	July 31,	July 31,	July 31,
Class C Shares	2022		2021	2020	2019	2018
Net asset value, beginning of year	$12.01		$11.89	$10.92	$11.95	$12.27
Activity from investment operations:
Net investment loss (1)	(0.09)		(0.17)	(0.09)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.66)		1.75	1.16	(0.02)	0.68
Total from investment operations	(0.75)		1.58	1.07	(0.06)	0.61
Paid-in-capital from redemption fees	0.00	(3)	0.00 (3)	—	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	—		—	(0.01)	—	—
Net realized gains	(0.62)		(1.46)	(0.09)	(0.97)	(0.93)
Total distributions	(0.62)		(1.46)	(0.10)	(0.97)	(0.93)
Net asset value, end of year	$10.64		$12.01	$11.89	$10.92	$11.95
Total return (2)	(6.55	)% (7)	14.04%	9.87%	0.43%	4.95%
Net assets, end of year (000s)	$5,650		$8,150	$18,613	$23,547	$42,837
Ratio of gross expenses to average net assets (4)(6)	2.60%		2.61%	2.58%	2.48%	2.35%
Ratio of net expenses to average net assets (4)	2.59%		2.60%	2.57%	2.47%	2.32%
Ratio of net investment loss to average net assets (4)(5)	(0.80)%		(1.51)%	(0.79)%	(0.35)%	(0.55)%
Portfolio Turnover Rate	122%		112%	124%	121%	115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	July 31,		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2022		2021	2020	2019	2018
Net asset value, beginning of year	$13.52		$13.15	$12.12	$13.02	$13.16
Activity from investment operations:
Net investment income (loss) (1)	0.03		(0.07)	0.03	0.09	0.06
Net realized and unrealized gain (loss) on investments	(0.75)		1.96	1.27	(0.02)	0.73
Total from investment operations	(0.72)		1.89	1.30	0.07	0.79
Paid-in-capital from redemption fees	—		0.00 (3)	—	0.00 (3)	—
Less distributions from:
Net investment income	—		(0.06)	(0.18)	—	—
Net realized gains	(0.62)		(1.46)	(0.09)	(0.97)	(0.93)
Total distributions	(0.62)		(1.52)	(0.27)	(0.97)	(0.93)
Net asset value, end of year	$12.18		$13.52	$13.15	$12.12	$13.02
Total return (2)	(5.57	)% (7)	15.14%	11.02%	1.44%	6.02%
Net assets, end of year (000s)	$8,932		$13,973	$6,735	$10,707	$10,776
Ratio of gross expenses to average net assets (4)(6)	1.61%		1.61%	1.58%	1.48%	1.35%
Ratio of net expenses to average net assets (4)	1.59%		1.59%	1.57%	1.47%	1.32%
Ratio of net investment income (loss) to average net assets (4)(5)	0.20%		(0.51)%	0.27%	0.74%	0.44%
Portfolio Turnover Rate	122%		112%	124%	121%	115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.59	$9.50	$9.94	$10.77	$10.70
Activity from investment operations:
Net investment income (loss) (1)	(0.03)	(0.10)	0.01	0.02	0.00 (3)
Net realized and unrealized gain (loss) on investments	1.05	1.89	0.20	(0.49)	1.07
Total from investment operations	1.02	1.79	0.21	(0.47)	1.07
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	(0.49)	(0.09)	—	(0.01)
Net realized gains	(2.06)	(0.21)	(0.56)	(0.36)	(0.99)
Total distributions	(2.06)	(0.70)	(0.65)	(0.36)	(1.00)
Net asset value, end of year	$9.55	$10.59	$9.50	$9.94	$10.77
Total return (2)	10.87%	19.46%	2.03%	(3.93)%	10.23%
Net assets, end of year (000s)	$31,558	$27,287	$17,875	$25,373	$39,007
Ratio of gross expenses to average net assets (4)(6)	1.69%	1.83%	1.74%	1.61%	1.54%
Ratio of net expenses to average net assets (4)	1.69%	1.83%	1.74%	1.61%	1.54%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.25)%	(0.98)%	0.07%	0.22%	0.01%
Portfolio Turnover Rate	150%	152%	147%	183%	108%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.70	$8.75	$9.20	$10.08	$10.13
Activity from investment operations:
Net investment loss (1)	(0.10)	(0.15)	(0.06)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	0.95	1.72	0.19	(0.47)	1.02
Total from investment operations	0.85	1.57	0.13	(0.52)	0.94
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	(0.41)	(0.02)	—	—
Net realized gains	(2.06)	(0.21)	(0.56)	(0.36)	(0.99)
Total distributions	(2.06)	(0.62)	(0.58)	(0.36)	(0.99)
Net asset value, end of year	$8.49	$9.70	$8.75	$9.20	$10.08
Total return (2)	10.00%	18.51%	1.24%	(4.71)%	9.46%
Net assets, end of year (000s)	$6,676	$9,047	$21,539	$31,671	$46,510
Ratio of gross expenses to average net assets (4)(6)	2.44%	2.58%	2.49%	2.36%	2.29%
Ratio of net expenses to average net assets (4)	2.43%	2.58%	2.49%	2.36%	2.29%
Ratio of net investment loss to average net assets (4)(5)	(1.06)%	(1.62)%	(0.67)%	(0.49)%	(0.80)%
Portfolio Turnover Rate	150%	152%	147%	183%	108%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	July 31,	July 31,	July 31,	July 31,		July 31,
Institutional Class Shares	2022	2021	2020	2019		2018
Net asset value, beginning of year	$10.66	$9.56	$10.01	$10.82		$10.75
Activity from investment operations:
Net investment income (loss) (1)	0.01	(0.07)	0.03	0.05		0.02
Net realized and unrealized gain (loss) on investments	1.05	1.89	0.20	(0.50)		1.08
Total from investment operations	1.06	1.82	0.23	(0.45)		1.10
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00		0.00
Less distributions from:
Net investment income	—	(0.51)	(0.12)	(0.00	) (3)	(0.04)
Net realized gains	(2.06)	(0.21)	(0.56)	(0.36)		(0.99)
Total distributions	(2.06)	(0.72)	(0.68)	(0.36)		(1.03)
Net asset value, end of year	$9.66	$10.66	$9.56	$10.01		$10.82
Total return (2)	11.20%	19.73%	2.23%	(3.69)%		10.47%
Net assets, end of year (000s)	$43,333	$17,919	$45,834	$63,635		$89,990
Ratio of gross expenses to average net assets (4)(6)	1.44%	1.58%	1.49%	1.36%		1.29%
Ratio of net expenses to average net assets (4)	1.44%	1.58%	1.49%	1.36%		1.29%
Ratio of net investment income (loss) to average net assets (4)(5)	0.09%	(0.65)%	0.34%	0.51%		0.22%
Portfolio Turnover Rate	150%	152%	147%	183%		108%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year		Year	Year
	Ended		Ended	Ended		Ended	Ended
	July 31,		July 31,	July 31,		July 31,	July 31,
Class A Shares	2022		2021	2020		2019	2018
Net asset value, beginning of year	$6.33		$5.94	$7.37		$7.62	$7.23
Activity from investment operations:
Net investment income (loss) (1)	(0.09)		(0.09)	(0.00	) (4)	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	2.07		0.48	(0.71)		0.73	0.58
Total from investment operations	1.98		0.39	(0.71)		0.79	0.57
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00		0.00	0.00
Less distributions from:
Net investment income	(0.14)		—	(0.72)		(1.04)	(0.18)
Total distributions	(0.14)		—	(0.72)		(1.04)	(0.18)
Net asset value, end of year	$8.17		$6.33	$5.94		$7.37	$7.62
Total return (2)	31.98	% (7)	6.57%	(11.47)%		12.80%	7.64%
Net assets, end of year (000s)	$20,271		$6,502	$7,415		$12,524	$25,422
Ratio of gross expenses to average net assets (3)(5)	1.55%		1.61%	1.53%		1.47%	1.40%
Ratio of net expenses to average net assets (5)	1.54%		1.59%	1.51%		1.43%	1.38%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.18)%		(1.51)%	0.02%		0.91%	(0.12)%
Portfolio Turnover Rate	0%		11%	11%		3%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	July 31,		July 31,	July 31,	July 31,	July 31,
Class C Shares	2022		2021	2020	2019	2018
Net asset value, beginning of year	$5.93		$5.61	$7.02	$7.28	$6.92
Activity from investment operations:
Net investment income (loss) (1)	(0.14)		(0.13)	(0.04)	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	1.96		0.45	(0.67)	0.70	0.56
Total from investment operations	1.82		0.32	(0.71)	0.71	0.50
Paid-in-capital from redemption fees	0.00	(4)	0.00 (4)	0.00 (4)	—	0.00
Less distributions from:
Net investment income	(0.09)		—	(0.70)	(0.97)	(0.14)
Total distributions	(0.09)		—	(0.70)	(0.97)	(0.14)
Net asset value, end of year	$7.66		$5.93	$5.61	$7.02	$7.28
Total return (2)	31.09	%(7)	5.70%	(12.07)%	11.97%	6.92%
Net assets, end of year (000s)	$3,231		$1,799	$2,379	$4,356	$5,607
Ratio of gross expenses to average net assets (3)(5)	2.29%		2.36%	2.28%	2.22%	2.15%
Ratio of net expenses to average net assets (5)	2.28%		2.34%	2.26%	2.18%	2.13%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.95)%		(2.26)%	(0.70)%	0.10%	(0.83)%
Portfolio Turnover Rate	0%		11%	11%	3%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	July 31,		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2022		2021	2020	2019	2018
Net asset value, beginning of year	$6.42		$6.01	$7.44	$7.72	$7.32
Activity from investment operations:
Net investment income (loss) (1)	(0.07)		(0.08)	0.02	0.07	0.01
Net realized and unrealized gain (loss) on investments	2.09		0.49	(0.72)	0.75	0.59
Total from investment operations	2.02		0.41	(0.70)	0.82	0.60
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.15)		—	(0.73)	(1.10)	(0.20)
Total distributions	(0.15)		—	(0.73)	(1.10)	(0.20)
Net asset value, end of year	$8.29		$6.42	$6.01	$7.44	$7.72
Total return (2)	32.34	% (7)	6.82%	(11.23)%	13.12%	7.88%
Net assets, end of year (000s)	$108,933		$84,202	$74,005	$110,610	$79,783
Ratio of gross expenses to average net assets (4)(5)	1.29%		1.36%	1.28%	1.21%	1.15%
Ratio of net expenses to average net assets (5)	1.27%		1.34%	1.26%	1.18%	1.13%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.01)%		(1.26)%	0.26%	1.03%	0.18%
Portfolio Turnover Rate	0%		11%	11%	3%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
July 31, 2022

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), the Arrow DWA Tactical: Macro Fund (“ADTMF”), and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Notes – The Funds may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange-Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2022 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,952,762	$—	$—	$10,952,762
Exchange-Traded Funds	27,211,582	—	—	27,211,582
Exchange-Traded Note	1,877,440	—	—	1,877,440
Money Market Fund	2,344,147	—	—	2,344,147
Put Options Purchased	169,750	—	—	169,750
Total	$42,555,681	$—	$—	$42,555,681
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$125,670	$—	$125,670
Total	$—	$125,670	$—	$125,670

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$52,325,397	$—	$—	$52,325,397
Money Market Fund	21,802,453	—	—	21,802,453
Put Options Purchased	242,500	—	—	242,500
Open Futures Contracts *	2,576,161	—	—	2,576,161
Total	$76,946,511	$—	$—	$76,946,511

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$42,130,706	$—	$—	$42,130,706
Money Market Fund	94,510,533	—	—	94,510,533
Total	$136,641,239	$—	$—	$136,641,239
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$4,022,619	$—	$4,022,619
Total	$—	$4,022,619	$—	$4,022,619

The Funds did not hold any Level 3 securities at the end of the year.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of July 31, 2022.

See Consolidated Schedules of Investments for investments and derivatives segregated by industry, type and underlying exposure.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT -CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange-traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market Risk – The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk - Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Swap Counterparty Credit Risk - Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk - By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk - Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of each Fund’s investments in its respective CFC are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	July 31, 2022	July 31, 2022
ADB-CFC	12/5/2012	$973,647	2.25%
ADT-CFC	12/12/2011	7,593,380	9.31%
AMFS-CFC	7/23/2010	24,786,895	18.72%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2019 – July 31, 2021, or expected to be taken in the Funds’ July 31, 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the year ended July 31, 2022 for any Fund.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of July 31, 2022:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of Assets		Consolidated Statements of Assets
Primary Risk Exposure	and Liabilities	Value	and Liabilities	Value
Financial Index Swap: Equity Risk	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$143,592
Commodity Index Swap: Commodity Risk	Unrealized appreciation on swap contracts	17,922	Unrealized depreciation on swap contracts	—
Put Options Purchased: Equity Risk	Investment Securities: Unaffiliated companies at value	169,750	Investment Securities: Unaffiliated companies at value	—
		$187,672		$143,592

Fair Values of Derivative Instruments in ADTMF as of July 31, 2022:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of Assets		Consolidated Statements of Assets
Primary Risk Exposure	and Liabilities	Value	and Liabilities	Value
Futures - Commodity contracts:
Commodity Risk	Variation margin - due from broker	$2,499,880	Variation margin - due from broker	$—
Futures - Currency contracts: Currency Risk	Variation margin - due from broker	76,281	Variation margin - due to broker	—
Put Options Purchased: Equity Risk	Investment Securities: Unaffiliated companies at value	242,500	Investment Securities: Unaffiliated companies at value	—
		$2,818,661		$—

Fair Values of Derivative Instruments in AMFSF as of July 31, 2022:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of Assets		Consolidated Statements of Assets and
Primary Risk Exposure	and Liabilities	Value	Liabilities	Value
Financial Index Swap:
Equity Risk	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$4,755,755
Commodity Index Swap:
Commodity Risk	Unrealized appreciation on swap contracts	733,136	Unrealized depreciation on swap contracts	—
		$733,136		$4,755,755

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

The average notional value of the derivative instruments for the year ended July 31, 2022 is disclosed below:

Average Notional Value
	Long	Purchased Put	Financial Index	Commodity Index
	Futures	Options	Swap	Swap
ADTBF	$—	$19,155,000	$2,030,647	$2,739,495
ADTMF	16,053,026	22,620,000	—	—
AMFSF	—	—	53,122,201	67,408,721

The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended July 31, 2022:

ADTBF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Securities transactions, unaffiliated companies	$—	$—	$(286,197)	$—	$(286,197)
Futures contracts	(3,972)	—	—	—	(3,972)
Swap contracts	934,124	508,910	—	—	1,443,034
Written Options	—	—	104,808	—	104,808
Total net realized gain (loss)	$930,152	$508,910	$(181,389)	$—	$1,257,673

Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	$—	$—	$(34,010)	$—	$(34,010)
Swap contracts	21,998	(126,446)	—	—	(104,448)
Written Options	—	—	75,150	—	75,150
Total net change in unrealized appreciation (depreciation)	$21,998	$(126,446)	41,140	$—	$(63,308)

ADTMF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Securities transactions, unaffiliated companies	$—	$—	$(371,985)	$—	$(371,985)
Futures contracts	2,746,485	—	—	—	2,746,485
Written options	—	—	95,830	—	95,830
Total net realized gain (loss)	$2,746,485	$—	$(276,155)	$—	$2,470,330
Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	$—	$—	$(50,909)	$—	$(50,909)
Futures contracts	1,428,330	—	—	76,281	1,504,611
Written Options	—	—	106,463	—	106,463
Total net change in unrealized appreciation	$1,428,330	$—	$55,554	$76,281	$1,560,165

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

AMFSF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain from:
Swap contracts	$21,129,332	$14,695,460	$—	$—	$35,824,792
Total net realized gain	$21,129,332	$14,695,460	$—	$—	$35,824,792
Net change in unrealized appreciation (depreciation) of:
Swap contracts	$793,459	$(4,451,858)	$—	$—	$(3,658,399)
Total net change in unrealized appreciation (depreciation)	$793,459	$(4,451,858)	$—	$—	$(3,658,399)

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the year ended July 31, 2022, each Fund was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2022.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Assets:				Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
		the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements of	Financial	Cash Collateral
	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADTBF
Put Options Purchased - Goldman Sachs	$169,750	$—	$169,750	$(169,750)	$—	$—
Total	$169,750	$—	$169,750	$(169,750)	$—	$—

ADTMF
Put Options Purchased - Goldman Sachs	$242,500	$—	$242,500	$(242,500)	$—	$—
Futures Contracts - Goldman Sachs	2,576,161	—	2,576,161	—	—	2,576,161
Total	$2,818,661	$—	$2,818,661	$(242,500)	$—	$2,576,161

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Liabilities:				Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
		the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements of	Financial
	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Cash Collateral Pledged	Net Amount
ADTBF
Swap Contracts - Morgan Stanley	$125,670	$—	$125,670	$125,670	$—	$—
Total	$125,670	$—	$125,670	$125,670	$—	$—

AMFSF
Swap Contracts - Morgan Stanley	$4,022,619	$—	$4,022,619	$4,022,619	$—	$—
Total	$4,022,619	$—	$4,022,619	$4,022,619	$—	$—

4.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2022, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
ADBF	$52,848,680	$58,720,324
ADTMF	67,047,317	64,904,312
AMFSF	—	149,685

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the year ended July 31, 2022, ADTBF invested in Arrow DWA Tactical: International ETF (“DWCR”), Arrow Reserve Capital Management ETF (“ARCM”) and Arrow Reverse Cap 500 ETF (“YPS”). ADTMF invested in YPS and AMFSF invested in ARCM, among other funds managed by the Advisor. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM, DWCR, and YPS and waive 0.05% of its advisory fee on the portion of ADTMF and AMFSF’s assets that are invested in YPS and ARCM, respectively. For the year ended July 31, 2022, the Advisor waived $4,969, $1,346 and $19,634, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the year ended July 31, 2022, the Distributor received $142,117, of which $16,676 was retained in commissions.

Ultimus Fund Services, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended July 31, 2022, ADTBF, ADTMF and AMFSF assessed $98, $2,362 and $22,421 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and ADTMF each invested a portion of its assets in Arrow Reverse Cap 500 ETF (“YPS”), a series of the Trust that is advised by the Advisor. YPS’s seeks to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. YPS’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in YPS at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and ADTMF is directly affected by the performance of YPS. The financial statements of YPS, including the portfolio of investments, can be found at YPS’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2022, ADTBF owned 10.6% of YPS. As of July 31, 2022, the percentage of ADTBF and ADTMF’s net assets invested in YPS was 4.3% and 0.0%, respectively.

ADTBF and AMFSF each invests a portion of its assets in ARCM, a series of the Trust that is advised by the Advisor. ARCM seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2022, ADTBF and AMFSF owned 2.2% and 83.2% of ARCM. As of July 31, 2022, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 2.5% and 31.8%, respectively.

ADTBF invests a portion of its assets in DWCR, a series of the Trust that is advised by the Advisor. DWCR seeks long- term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADTBF’s policies. ADTBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADTBF and its shareholders to do

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

so. The performance of ADTBF is directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the ADTBF financial statements. As of July 31, 2022, ADTBF owned 71.5% of DWCR. As of July 31, 2022, the percentage of ADTBF’s net assets invested in DWCR was 17.9%.

ADTMF and AMFSF each invests a portion of its assets in the First American Government Obligations Fund - Class X (“First American”). First American is a series of First American Funds, Inc., which is registered under the 1940 Act as open-end management investment company. AMFSF may redeem its investment in First American at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of First American. The financial statements of First American, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with AMFSF’s financial statements. As of July 31, 2022, the percentage of ADTMF and AMFSF’s net assets invested in First American was updated to 26.7% and 71.4%, respectively.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at July 31, 2022 are noted in the Funds’ Consolidated Schedules of Investments. Transactions during the year ended July 31, 2022 with companies which are affiliates are as follows:

ADTBF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	Shares - End
Tickers	Description	Year	Purchases	Proceeds	Gain (Loss)	to Income	Year	(Depreciation)	of Year
ARCM	Arrow Reserve Capital Management ETF	$2,053,216	$—	$(937,325)	$(5,872)	$662	$1,104,812	$(5,207)	11,126
DWCR	Arrow DWA Tactical: International ETF	12,128,021	—	(1,652,329)	157,538	291,300	7,769,696	(2,863,534)	285,966
YPS	Arrow Reverse Cap 500 ETF	1,387,968	509,250	—	—	14,616	1,842,749	(54,469)	85,000
		$15,569,205	$509,250	$(2,589,654)	$151,666	$306,578	$10,717,257	$(2,923,210)

ADTMF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	Shares - End
Cusip	Description	Year	Purchases	Proceeds	Gain (Loss)	to Income	Year	(Depreciation)	of Year
YPS	Arrow Reverse Cap 500 ETF	$5,612,965	$5,122,879	$(10,728,605)	$61,379	$53,238	$—	$(68,618)	—

AMFSF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	Shares - End
Cusip	Description	Year	Purchases	Proceeds	Gain	to Income	Year	(Depreciation)	of Year
ARCM	Arrow Reserve Capital Management ETF	$42,590,474	$—	$(149,685)	$(586)	$54,774	$42,130,706	$(309,497)	424,277

Cross trades for the year ended July 31, 2022 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

For the year ended July 31, 2022, pursuant to these Procedures, there were no cross trade transactions between any Fund.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2022 and July 31, 2021 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2022	Income	Capital Gains	Capital	Total
ADTBF	$1,725,530	$569,958	$—	$2,295,488
ADTMF	5,161,714	4,799,395	—	9,961,109
AMFSF	2,236,807	—	—	2,236,807

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2021	Income	Capital Gains	Capital	Total
ADTBF	$3,401,214	$2,725,669	$—	$6,126,883
ADTMF	2,645,407	2,078,693	—	4,724,100
AMFSF	—	—	—	—

As of July 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADTBF	$1,050,067	$1,230,883	$—	$—	$—	$1,080,758	$3,361,708
ADTMF	4,266,844	489,093	—	—	—	2,256,138	7,012,075
AMFSF	28,006,720	—	—	(867,907)	—	(335,742)	26,803,071

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, real estate investment trusts, and C-Corporation return of capital distributions, and mark-to-market on open futures, options and swap contracts.

At July 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

CLCF
	Short-Term	Long-Term	Total	UTIILIZED
ADTBF	$—	$—	$—	—
ADTMF	—	—	—	—
AMFSF	712,669	155,238	867,907	—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

During the fiscal period ended July 31, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to equalization credits, and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2022 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
ADTBF	$360,672	$(360,672)
ADTMF	943,078	(943,078)
AMFSF	2,959,762	(2,959,762)

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
ADTBF	$41,474,923	$2,250,796	$(1,170,038)	1,080,758
ADTMF	72,114,212	2,942,338	(686,200)	2,256,138
AMFSF	136,976,981	12,348	(348,090)	(335,742)

11.	NEW REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate- related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2022

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Arrow Investments Trust

and the Shareholders of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund and Arrow Managed Futures Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund and Arrow Managed Futures Strategy Fund, each a series of shares of beneficial interest in Arrow Investments Trust (the “Funds”), including the consolidated schedules of investments, as of July 31, 2022, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, the consolidated financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Funds as of July 31, 2022, and the results of their consolidated operations for the year then ended, the consolidated changes in their net assets for each of the years in the two-year period then ended and their consolidated financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, counterparties, brokers, or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Arrow Investments Trust since 2012. We also served as the auditor of one or more of the Funds in the Funds’ former trust from 2006 through 2012.

Philadelphia, Pennsylvania

September 29, 2022

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
July 31, 2022

As a shareholder of one or more of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 through July 31, 2022.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	2/1/2022	7/31/2022	2/1/2022 - 7/31/2022	2/1/2022 - 7/31/2022
DWA Tactical: Balanced Fund - Class A	$1,000.00	$977.00	$8.68	1.77%
DWA Tactical: Balanced Fund - Class C	1,000.00	973.50	12.34	2.52%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	978.30	7.46	1.52%

DWA Tactical: Macro Fund - Class A	1,000.00	1,063.50	7.79	1.52%
DWA Tactical: Macro Fund - Class C	1,000.00	1,059.90	11.61	2.27%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,065.00	6.52	1.27%

Managed Futures Strategy Fund - Class A	1,000.00	1,249.60	8.26	1.48%
Managed Futures Strategy Fund - Class C	1,000.00	1,246.00	12.42	2.23%
Managed Futures Strategy Fund - Institutional Class	1,000.00	1,252.60	6.87	1.23%

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
July 31, 2022

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical (5% return before expenses)	2/1/2022	7/31/2022	2/1/2022 - 7/31/2022	2/1/2022 - 7/31/2022
DWA Tactical: Balanced Fund - Class A	$1,000.00	$1,016.01	$8.85	1.77%
DWA Tactical: Balanced Fund - Class C	1,000.00	1,012.29	12.58	2.52%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,017.25	7.61	1.52%

DWA Tactical: Macro Fund - Class A	1,000.00	1,017.24	7.62	1.52%
DWA Tactical: Macro Fund - Class C	1,000.00	1,013.53	11.35	2.27%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,018.48	6.37	1.27%

Managed Futures Strategy Fund - Class A	1,000.00	1,017.46	7.41	1.48%
Managed Futures Strategy Fund - Class C	1,000.00	1,013.74	11.13	2.23%
Managed Futures Strategy Fund - Institutional Class	1,000.00	1,018.70	6.17	1.23%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended July 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2022

Unless otherwise noted, the address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. The following individuals serve as Trustees and officers of the Arrow Trust:

Independent Trustees:

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Robert Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016– present).	8	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012–present).	8	Arrow ETF Trust
Thomas Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Consultants, LLC (2010– present).	8	Arrow ETF Trust; Northern Lights Fund Trust II; Northern Lights Fund Trust IV; Aquila Distributors, LLC

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

July 31, 2022

Interested Trustees and Officers:

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Joseph Barrato* Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006–present).	8	Arrow ETF Trust
Chris Lewis Born in 1970	Chief Compliance Officer since 2021; Previously from 2016–2018	Chief Compliance Officer of Fund Complex(2) (2016–2018; 2021–present); Chief Compliance Officer, Arrow Investment Advisors, LLC (2017–2018; 2021–present); Founder, The Law Offices of Christopher H. Lewis (2019–present); General Counsel, Finitive LLC (2018).	N/A	N/A
Timothy Burdick(3) Born in 1986	Secretary since 2020	Assistant Vice President, Ultimus Fund Solutions, LLC (2019 – present); Senior Program Compliance Manager, CJ Affiliate (2016-2019)	N/A	N/A
Sam Singh(3) Born in 1976	Principal Financial Officer and Treasurer since 2013	Vice President, Ultimus Fund Solutions, LLC (2015–present).	N/A	N/A

*	Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

(3)	The business address of this officer is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ARROWF-AR22

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 - $ 49,500

2021 - $ 69,000

(b)	Audit-Related Fees

2022 – None

2021 – None

(c)	Tax Fees

2022 - $ 8,100

2021 - $ 10,300

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 – None

2021 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2022	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $8,100

2021 - $10,300

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/7/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/7/22